Accruals and Other Liabilities	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accruals and Other Liabilities
15. Accruals and Other Liabilities
Accruals and other liabilities consisted of the following:

	As of December 31,
	2022	2023

Payables for purchase of property, plant and equipment	1,624,432	1,723,130
Payables for R&D expenses	1,023,344	1,085,353
Employee compensation payables	729,806	939,023
Accrued expenses	417,396	598,423
Debt from a third party investor(Note 1 7 (i))	—	541,918
Deposits from third parties	386,412	501,197
Payables for marketing events	483,059	368,163
Tax payables	51,147	350,263
Accrued cost of purchase commitments (i)	—	285,519
Warranty provisions	216,260	219,988
Advance from customers	113,730	100,281
Refundable deposit from customers	26,806	61,717
Interest payables	39,082	44,526
Others	472,355	760,694

Total	5,583,829	7,580,195

Accrued expenses primarily included receipts of goods and services that the Group had not been invoiced yet. As the Group are invoiced for these goods and services, this balance will decrease and accounts payable will increase.

(i)
For the year ended December 31, 2023, in response to the planned cessation of the G3i and upgrades of certain models, the Group recorded the loss on purchase commitments mainly related to raw materials that are specifically related to these models with amount of RMB285,519.